Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	PLDT Inc.
Entity Central Index Key	0000078150
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	216,055,775
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	1-03006
Entity Incorporation, State or Country Code	R6
Entity Address, Address Line One	Ramon Cojuangco Building
Entity Address, Address Line Two	Makati Avenue
Entity Address, City or Town	Makati City
Entity Address, Country	PH
Entity Address Postal Zip Code	1200
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	SyCip Gorres Velayo & Co
Auditor Location	Makati City, Philippines
Auditor Firm ID	1755
Amendment Description	PLDT Inc. (the “Company”) is filing this Amendment No. 1 (“Amendment No. 1”) to the Annual Report on Form 20-F for the year ended December 31, 2022 (the “Original Form 20-F,” and together with this Amendment No. 1, the “Form 20-F Filings”), as filed with the United States Securities and Exchange Commission (the “SEC”) on March 24, 2023 (the “Original Filing Date”), to amend the section entitled “Commercial Commitments” contained in Part III, Item 18, Note 28 – Financial Assets and Liabilities – Commercial Commitments, on page F-164, in relation to our remaining significant commitments in respect of major capital expenditure vendors. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), this Amendment No. 1 also includes as exhibits the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). Other than as set forth herein, this Amendment No. 1 speaks as of the Original Filing Date and does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Form 20-F or reflect any events that have occurred since the Original Filing Date. Therefore, this Amendment No. 1 should be read in conjunction with the Original Form 20-F and any other documents that the Company has filed with the SEC on or after the Original Filing Date. In this Amendment No. 1, PLDT Inc. (together with its subsidiaries) is referred to as “PLDT Group,” “we,” “us,” or “our,” and PLDT Inc. (excluding its subsidiaries) is referred to as “PLDT” or the “Company.”
Ordinary Shares [member]
Document Information [Line Items]
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Title of 12(b) Security	Common Capital Stock, Par Value Five Philippine Pesos Per Share
American Depositary Receipts [member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one share of Common Capital Stock
Trading Symbol	PHI
Business Contact [member]
Document Information [Line Items]
Entity Address, Address Line One	Ramon Cojuangco Bldg
Entity Address, Address Line Two	Makati Avenue
Entity Address, City or Town	Makati City
Entity Address, Country	PH
Entity Address Postal Zip Code	1200
Contact Personnel Name	Atty. Marilyn A. Victorio-Aquino
City Area Code	632
Local Phone Number	82500254
Contact Personnel Email Address	mvaquino@pldt.com.ph